Submission	Aug. 09, 2024
Submission [Line Items]
Central Index Key	0001733998
Registrant Name	Northwest Natural Holding Company
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES